Note 8 - Related Party Transactions - Transaction with Key Management Personnel (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	$ 168,000	$ 93,900	$ 334,500	$ 228,900
Current and former directors, officers and companies controlled by them [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them			0	575,625
Current and former directors, officers and companies controlled by them			334,500	865,725
Current and former directors, officers and companies controlled by them [member] | Management Personnel [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them			334,500	228,900
Current and former directors, officers and companies controlled by them [member] | Consulting Personnel [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them			$ 0	$ 61,200